Financial assets held for trading (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets held for trading
Financial assets held for trading	€ 6,301	€ 5,502
Bonds issued by sovereign states
Financial assets held for trading
Financial assets held for trading	1,149	1,223
Other
Financial assets held for trading
Financial assets held for trading	€ 5,152	€ 4,279